Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Abstract]
Short-term bank deposits	$ 3,896	$ 3,231
Treasury Bills		250
Cash and bank accounts	6,576	5,098
Cash and cash equivalents	10,472	8,579	[1]
Bank overdrafts	(117)	(184)
Total	$ 10,356	$ 8,395		$ 6,910	$ 8,316

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).